Leases - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Property Subject to or Available for Operating Lease [Line Items]
Non-cancellable operating lease agreement, expiration date	Jan. 31, 2026
Lease operating expense		$ 0.0	$ 0.0	$ 200,000	$ 100,000